Goodwill (Additional Information) (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Jun. 08, 2023	Dec. 31, 2022
Business Combination, Goodwill [Abstract]
Goodwill	$ 17,097	$ 17,097	$ 17,097	$ 17,097	$ 0